Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 43,546	€ 24,449		€ 16,773
Interest expense		27,424	10,466		5,655
Net interest income		16,122	13,983		11,117
Provision for credit losses		1,505	1,226		515
Net interest income after provision for credit losses		14,617	12,757		10,602
Commissions and fee income		9,206	9,838		10,934
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		5,575	2,962		3,139
Net gains (losses) on derecognition of financial assets measured at amortized cost		(96)	(2)		1
Net gains (losses) on financial assets at fair value through other comprehensive income		0	(216)		237
Net income (loss) from equity method investments		(38)	152		98
Other income (loss)		387	346	[2]	13	[2]
Total noninterest income		15,033	13,080		14,421
Compensation and benefits		11,131	10,712		10,418
General and administrative expenses		10,112	9,728		10,821
Impairment of goodwill and other intangible assets		233	68		5
Restructuring activities		220	(118)		261
Total noninterest expenses		21,695	20,390		21,505
Profit (loss) before income taxes		7,955	5,447		3,518
Income tax expense (benefit)		1,503	(107)		923
Profit (loss)		6,452	5,554		2,595
Profit (loss) attributable to noncontrolling interests		120	134		144
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 6,332	€ 5,420		€ 2,451

[1]	Interest and similar income included € 34.0 billion, € 19.8 billion and € 13.4 billion for the year ended December 31, 2023, 2022 and 2021, respectively, calculated based on effective interest method
[2]